CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income for the year	$ 54,375	$ 46,459	$ 9,644
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	5,071	3,618	4,049
Amortization of acquired intangible assets	2,613	2,561	2,545
Loss related to equipment			222
Share-based compensation	4,326	2,779	2,735
Change in deferred tax assets, net	(1,916)	(31)	633
Increase (decrease) in accrued severance pay, net	(227)	94	38
Decrease (increase) in trade accounts receivables, net	(12,539)	1,677	(23,580)
Increase in inventories	(8,123)	(6,858)	(1,670)
Increase in other current and long-term assets	(3,648)	(2,245)	(2,180)
Increase (decrease) in trade accounts payables	3,261	(747)	2,123
Increase (decrease) in other current and long-term liabilities	(734)	8,242	3,037
Increase (decrease) in short term deferred revenues	(6,350)	6,262	(1,756)
Net cash provided by (used in) operating activities	36,109	61,811	(4,160)
Cash flows from investment activities:
Increase in short-term interest-bearing bank deposits	(31,561)	(50,844)	(1,248)
Additions to property and equipment	(3,678)	(6,295)	(3,133)
Net cash used in investing activities	(35,239)	(57,139)	(4,381)
Cash flows from financing activities:
Purchases of treasury shares	(4,801)		(937)
Shares issued under employee share-based plans	361	2,619	2,151
Net cash provided by (used in) financing activities	(4,440)	2,619	1,214
Increase (decrease) in cash and cash equivalents and restricted cash	(3,570)	7,291	(7,327)
Cash, cash equivalents and restricted cash - beginning of year	28,447	21,156	28,483
Cash and cash equivalents and restricted cash - end of year	24,877	28,447	21,156
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	22,877	27,697	20,406
Restricted cash included in Long-term interest-bearing bank deposits	2,000	750	750
Total cash, cash equivalents, and restricted cash	28,447	21,156	28,483
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 13,048	$ 8,158	$ 1,902